CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Of Company
Schedule of Condensed statements of financial position

	December 31,
	2021	2022	2022
	CNY	CNY	US$

ASSETS

NON-CURRENT ASSETS
Right-of-use assets	360	1,012	147

TOTAL NON-CURRENT ASSETS	360	1,012	147

CURRENT ASSETS
Amounts due from subsidiaries	136,120	151,138	21,911
Cash and cash equivalents	17,017	5,447	790

TOTAL CURRENT ASSETS	153,137	156,585	22,701

TOTAL ASSETS	153,497	157,597	22,848

	December 31,
	2021	2022	2022
	CNY	CNY	US$

LIABILITIES AND EQUITY
NON-CURRENT LIABILITIES
Lease liabilities	—	351	51

TOTAL NON-CURRENT LIABILITIES	—	351	51

CURRENT LIABILITIES
Other payables and accruals	4,335	5,543	804
Due to related companies	2,690	2,913	422
Lease liabilities	373	671	97
Derivative financial liabilities	1,710	824	119

TOTAL CURRENT LIABILITIES	9,108	9,951	1,442

TOTAL LIABILITIES	9,108	10,302	1,493

EQUITY
Issued capital	428,882	428,882	62,176
Other capital reserves	860,168	876,377	127,050
Accumulated losses	(1,118,038)	(1,140,934)	(165,403)
Other comprehensive loss	(26,623)	(17,030)	(2,468)

TOTAL EQUITY	144,389	147,295	21,355

TOTAL LIABILITIES AND EQUITY	153,497	157,597	22,848

Schedule of Condensed statements of profit or loss

	Year Ended December 31,
	2020	2021	2022	2022
	CNY	CNY	CNY	US$

Administrative expenses	(5,243)	(10,059)	(24,123)	(3,497)
Finance costs	(38)	(162)	215	31
Interest income	—	—	5	1
Fair value gain/(loss) on financial instruments, net	31,334	(38,349)	1,007	146
Profit/(loss) before income tax	26,053	(48,570)	(22,896)	(3,319)
Income tax (expense)/benefit	(5,170)	5,095	—	—
Profit/(loss) for the year	20,883	(43,475)	(22,896)	(3,319)

Schedule of Condensed statements of cash flows

	Year Ended December 31,
	2020	2021	2022	2022
	CNY	CNY	CNY	US$

Net cash flows used in operating activities	(3,269)	(6,076)	(5,469)	(793)
Net cash flows used in investing activities	(216)	(10,297)	(59)	(9)
Net cash flows from/(used in) financing activities	1,982	34,089	(7,581)	(1,099)
NET (DECREASE)/INCREASE IN CASH	(1,503)	17,716	(13,109)	(1,901)
CASH AT BEGINNING OF THE YEAR	811	58	17,017	2,467
Net foreign exchange differences	750	(757)	1,539	223
CASH AT END OF THE YEAR	58	17,017	5,447	789